Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount	$ 29,240,851	$ 46,124,574
Green Bond [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount	$ 6,169,620
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	120 months	120 months
Banco De Galicia Y Buenos Aires S.A.U. [member] | Green Bond [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Description of debt instrument interest payment	On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months.
Banco De Galicia Y Buenos Aires S.A.U. [member] | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	6 months